Fair values of financial instruments carried at fair value - Financial instruments carried at fair value and bases of valuation (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 3,117,161	$ 2,923,319
Financial liabilities	2,882,187	2,682,252
Trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	72,122	65,982
Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	158,456	138,727
Trading assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	366,153	314,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,942	3,357
Financial assets at fair value through other comprehensive income, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	385,122	339,193
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	36,445	31,302
Financial liabilities	14,242	12,743
Recurring fair value measurement | Trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	72,122	65,982
Recurring fair value measurement | Trading liabilities | Assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Trading liabilities | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	46,579	42,038
Recurring fair value measurement | Trading liabilities | Level 1 | Assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Trading liabilities | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	25,476	23,160
Recurring fair value measurement | Trading liabilities | Level 2 | Assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Trading liabilities | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	67	784	$ 478
Recurring fair value measurement | Trading liabilities | Level 3 | Assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	158,456	138,727
Recurring fair value measurement | Financial liabilities designated at fair value | Assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,345	130
Recurring fair value measurement | Financial liabilities designated at fair value | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,370	2,152
Recurring fair value measurement | Financial liabilities designated at fair value | Level 1 | Assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,345	0
Recurring fair value measurement | Financial liabilities designated at fair value | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	146,353	127,458
Recurring fair value measurement | Financial liabilities designated at fair value | Level 2 | Assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	130
Recurring fair value measurement | Financial liabilities designated at fair value | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	10,733	9,117	10,928
Recurring fair value measurement | Financial liabilities designated at fair value | Level 3 | Assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	237,854	264,448
Recurring fair value measurement | Derivatives | Assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	16	19
Recurring fair value measurement | Derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,853	1,088
Recurring fair value measurement | Derivatives | Level 1 | Assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	232,559	260,518
Recurring fair value measurement | Derivatives | Level 2 | Assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	13	19
Recurring fair value measurement | Derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	3,442	2,842	2,569
Recurring fair value measurement | Derivatives | Level 3 | Assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	3	0
Recurring fair value measurement | Trading assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	366,153	314,842
Recurring fair value measurement | Trading assets | Assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	113	0
Recurring fair value measurement | Trading assets | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	267,638	236,593
Recurring fair value measurement | Trading assets | Level 1 | Assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	26	0
Recurring fair value measurement | Trading assets | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	92,418	71,574
Recurring fair value measurement | Trading assets | Level 2 | Assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	87	0
Recurring fair value measurement | Trading assets | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	6,097	6,675	4,306
Recurring fair value measurement | Trading assets | Level 3 | Assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	133,063	115,769
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	6,351	14,560
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	46,436	39,331
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 1 | Assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	6,327	2,967
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	61,267	56,694
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 2 | Assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	24	9,018
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	25,360	19,744	19,788
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	2,575
Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	237,740	268,637
Recurring fair value measurement | Derivatives | Assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	14	36
Recurring fair value measurement | Derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,798	1,859
Recurring fair value measurement | Derivatives | Level 1 | Assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	233,759	264,629
Recurring fair value measurement | Derivatives | Level 2 | Assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	9	36
Recurring fair value measurement | Derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,183	2,149	2,069
Recurring fair value measurement | Derivatives | Level 3 | Assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	5	0
Recurring fair value measurement | Financial assets at fair value through other comprehensive income, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	385,122	339,193
Recurring fair value measurement | Financial assets at fair value through other comprehensive income, category | Assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	201	8,500
Recurring fair value measurement | Financial assets at fair value through other comprehensive income, category | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	300,795	258,371
Recurring fair value measurement | Financial assets at fair value through other comprehensive income, category | Level 1 | Assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	157	2,651
Recurring fair value measurement | Financial assets at fair value through other comprehensive income, category | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	81,522	78,088
Recurring fair value measurement | Financial assets at fair value through other comprehensive income, category | Level 2 | Assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	44	5,345
Recurring fair value measurement | Financial assets at fair value through other comprehensive income, category | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,805	2,734	$ 2,618
Recurring fair value measurement | Financial assets at fair value through other comprehensive income, category | Level 3 | Assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 0	$ 504